CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (13,885,800)	$ (2,967,700)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	59,100	54,600
Amortization of discounts on convertible and promissory notes	3,372,000	640,000
Change in warrant liability	34,600	(3,566,900)
Stock-based compensation	2,460,100	1,137,300
Expense related to modification of warrants	98,400	204,300
Non-cash rent and relocation expense	(14,400)	56,800
Interest income on note receivable for stock purchase	2,800	$ (1,200)
Loss on settlement of note receivable for stock purchase	134,900
Fair value of common stock granted for services	469,000
Fair value of warrants granted for services and interest	44,500	$ 60,700
Gain on currency fluctuation	(63,600)	$ (48,600)
Loss on extinguishment of debt	2,388,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$ 107,400	$ 92,700
Security deposits and other assets		(17,900)
Accounts payable and accrued expenses, including accrued interest	$ 2,024,100	2,229,900
Net cash used in operating activities	$ (2,768,900)	(2,126,000)
Cash flows from investing activities:
Purchases of equipment, net		9,600
Net cash used in investing activities		(9,600)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants, including Units	$ 3,146,600	1,075,500
Proceeds from exercise of modified warrants		264,200
Proceeds from sales of notes and warrants to Platinum		250,000
Advance from officer		64,000
Repayment of capital lease obligations	$ (3,900)	(7,600)
Repayment of notes	(303,800)	(148,600)
Net cash provided by financing activities	2,838,900	1,497,500
Net increase (decrease) in cash and cash equivalents	$ 70,000	(638,100)
Cash and cash equivalents at beginning of period		$ 638,100
Cash and cash equivalents at end of period	$ 70,000
Supplemental disclosure of cash flow activities:
Cash paid for interest	35,700	$ 21,000
Cash paid for income taxes	2,400	2,700
Supplemental disclosure of noncash activities:
Insurance premiums settled by issuing note payable	105,300	$ 98,300
Accounts payable settled by issuance of stock or notes payable and stock	$ 438,400
Recognition of warrant liability upon issuance to Platinum of July 2013 Senior Secured Convertible Note		$ 146,800